FORM 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) loan
Current Value
Participant Notes Receivable	$ 109,974,723
Total	$ 10,724,337,787
Number of loans | loan	10,705
Investment, Identifier [Axis]: Schwab 1000 Index® Fund
Current Value
Investments	$ 2,412,898,042
Investment, Identifier [Axis]: Schwab 401(k) Equity Unit Fund
Current Value
Investments	502,443,290
Investment, Identifier [Axis]: Schwab Ameritrade Converted Equity Unit Fund
Current Value
Investments	77,412,801
Investment, Identifier [Axis]: Schwab Employee Stock Option Plan Equity Unit Fund
Current Value
Investments	198,894,464
Investment, Identifier [Axis]: Schwab Fundamental Emerging Markets Equity Index Fund
Current Value
Investments	93,895,526
Investment, Identifier [Axis]: Schwab Fundamental International Equity Index Fund
Current Value
Investments	262,050,552
Investment, Identifier [Axis]: Schwab Fundamental International Small Equity Index Fund
Current Value
Investments	60,284,864
Investment, Identifier [Axis]: Schwab Fundamental US Large Company Index Fund
Current Value
Investments	510,828,783
Investment, Identifier [Axis]: Schwab Fundamental US Small Company Index Fund
Current Value
Investments	312,960,161
Investment, Identifier [Axis]: Schwab International Index Fund®
Current Value
Investments	815,830,265
Investment, Identifier [Axis]: Schwab Treasury Inflation Protected Securities Index Fund
Current Value
Investments	407,140,114
Investment, Identifier [Axis]: Spartan® Small Cap Index Pool C
Current Value
Investments	304,391,468
Investment, Identifier [Axis]: Vanguard Emerging Markets Stock Index Fund
Current Value
Investments	407,794,313
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust
Current Value
Investments	971,689,511
Investment, Identifier [Axis]: Vanguard Real Estate Index Fund
Current Value
Investments	$ 218,233,920
Maximum
Current Value
Interest rate on participant receivable	9.50%
Minimum
Current Value
Interest rate on participant receivable	4.15%
Common stock funds of The Charles Schwab Corporation
Current Value
Investments	$ 778,750,555
Mutual funds
Current Value
Investments	5,501,916,540
Self-directed brokerage accounts
Current Value
Investments	2,662,100,930
Money market fund
Current Value
Investments	395,514,060
Common Collective Trust
Current Value
Investments	$ 1,276,080,979